Presentation of the Financial Statements and Accounting Practices - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of basis of preparation of financial statements [line items]
Correction In Valuation Of Inventory Raw Materials	$ 822,700	$ 822,700	$ 1,040,300
Discount rate Of Leases	7.00%	7.00%
Dilutive effect of share options on number of ordinary shares		0
Later than five years [member]
Disclosure of basis of preparation of financial statements [line items]
Maturity Of Lease Payment	5
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period		3 years
Term Of Lease Agreement	2
Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period		6 years
Low value assets leases individual amount	$ 5	$ 5
Term Of Lease Agreement	20
Computer software [member]
Disclosure of basis of preparation of financial statements [line items]
Description on tenure of benefits derived from intangible assets		Development costs directly attributable to identifiable and unique software, controlled by the Company and that is expected to generate benefits greater than the costs for more than one year, are recorded in intangible assets.
Employee profit sharing plan [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of total amount of profit sharing equally divided to employees		50.00%
Employee profit sharing plan [member] | Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage Of Employee Profit Sharing Of Monthly Compensation Of Each Employee Upon Fulfillment Of Targets		25.00%
Employee profit sharing plan [member] | Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage Of Employee Profit Sharing Of Monthly Compensation Of Each Employee Upon Fulfillment Of Targets		50.00%
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of basis of preparation of financial statements [line items]
Correction In Valuation Of Inventory Raw Materials	$ 31,600	$ 31,600
Brazil [member]
Disclosure of basis of preparation of financial statements [line items]
Nominal rate of current income tax		34.00%
Percentage of income tax rate		25.00%
Percentage of social contribution on net income		9.00%
Embraer S.A [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations		25.00%